Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Natural Resources Trust
Entity Central Index Key	0000766555
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000005586 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Institutional Shares
Trading Symbol	MAGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.91%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned (3.23)%.
  For the same period, the MSCI All Country World Index returned 11.84% and the S&P Global Natural Resources Net Index returned (7.29)%.
What contributed to performance?
Positions in gold producers helped absolute returns, as the rising price of the metal supported stronger earnings for mining companies. Elevated geopolitical risk, inflation above central bank targets, weaker global growth, and high government debt levels spurred safe-haven demand for gold. Wheaton Precious Metals Corp. was the largest positive contributor to Fund returns in the annual period. Other gold mining companies, including Newmont Corp., Barrick Mining Corp., and AngloGold Ashanti PLC, were also among the top ten positive contributors.
Outside of gold stocks, the U.K.-based international packaging company DS Smith PLC and the Canadian steel producer Stelco Holdings, Inc. were the top contributors. The companies were taken over at a premium by International Paper Co. and Cleveland Cliffs, respectively.
What detracted from performance?
The diversified mining company Glencore PLC was a key detractor. The company was hurt by lower returns from its coal assets, which were adversely affected by pricing trends. The protectionist shift in U.S. trade policy was another headwind for the stock. The Fund’s position in BP PLC also detracted from returns, as did other Fund holdings in integrated energy and energy exploration and production companies. The broader energy sector came under pressure from weakness in oil prices brought about by higher supplies and the prospect of falling demand at a time of slowing global growth. The paper and packaging company International Paper further detracted, primarily as a result of its purchase of DS Smith.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	(3.23)%	15.32%	3.72%
MSCI All Country World Index	11.84	13.07	8.63
S&P Global Natural Resources Net Index	(7.29)	11.79	4.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 140,263,535
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,000,557
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$140,263,535
Number of Portfolio Holdings	45
Net Investment Advisory Fees	$1,000,557
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	39.0%
Oil, Gas & Consumable Fuels	29.7%
Chemicals	13.7%
Containers & Packaging	7.5%
Construction Materials	3.1%
Paper & Forest Products	3.1%
Food Products	0.8%
Energy Equipment & Services	0.8%
Short-Term Securities	3.1%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.4%
Exxon Mobil Corp.	6.8%
Wheaton Precious Metals Corp.	6.0%
Nutrien Ltd.	4.9%
Vale SA	4.8%
Corteva, Inc.	4.7%
Barrick Gold Corp.	3.6%
Anglo American PLC	3.6%
Chevron Corp.	3.5%
Norsk Hydro ASA	3.4%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.4%
Exxon Mobil Corp.	6.8%
Wheaton Precious Metals Corp.	6.0%
Nutrien Ltd.	4.9%
Vale SA	4.8%
Corteva, Inc.	4.7%
Barrick Gold Corp.	3.6%
Anglo American PLC	3.6%
Chevron Corp.	3.5%
Norsk Hydro ASA	3.4%
(b)Excludes short-term securities.
C000005583 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Investor A Shares
Trading Symbol	MDGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$114	1.16%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned (3.50)%.
  For the same period, the MSCI All Country World Index returned 11.84% and the S&P Global Natural Resources Net Index returned (7.29)%.
What contributed to performance?
Positions in gold producers helped absolute returns, as the rising price of the metal supported stronger earnings for mining companies. Elevated geopolitical risk, inflation above central bank targets, weaker global growth, and high government debt levels spurred safe-haven demand for gold. Wheaton Precious Metals Corp. was the largest positive contributor to Fund returns in the annual period. Other gold mining companies, including Newmont Corp., Barrick Mining Corp., and AngloGold Ashanti PLC, were also among the top ten positive contributors.
Outside of gold stocks, the U.K.-based international packaging company DS Smith PLC and the Canadian steel producer Stelco Holdings, Inc. were the top contributors. The companies were taken over at a premium by International Paper Co. and Cleveland Cliffs, respectively.
What detracted from performance?
The diversified mining company Glencore PLC was a key detractor. The company was hurt by lower returns from its coal assets, which were adversely affected by pricing trends. The protectionist shift in U.S. trade policy was another headwind for the stock. The Fund’s position in BP PLC also detracted from returns, as did other Fund holdings in integrated energy and energy exploration and production companies. The broader energy sector came under pressure from weakness in oil prices brought about by higher supplies and the prospect of falling demand at a time of slowing global growth. The paper and packaging company International Paper further detracted, primarily as a result of its purchase of DS Smith.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(3.50)%	14.99%	3.43%
Investor A Shares (with sales charge)	(8.57)	13.76	2.88
MSCI All Country World Index	11.84	13.07	8.63
S&P Global Natural Resources Net Index	(7.29)	11.79	4.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 140,263,535
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,000,557
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$140,263,535
Number of Portfolio Holdings	45
Net Investment Advisory Fees	$1,000,557
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	39.0%
Oil, Gas & Consumable Fuels	29.7%
Chemicals	13.7%
Containers & Packaging	7.5%
Construction Materials	3.1%
Paper & Forest Products	3.1%
Food Products	0.8%
Energy Equipment & Services	0.8%
Short-Term Securities	3.1%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.4%
Exxon Mobil Corp.	6.8%
Wheaton Precious Metals Corp.	6.0%
Nutrien Ltd.	4.9%
Vale SA	4.8%
Corteva, Inc.	4.7%
Barrick Gold Corp.	3.6%
Anglo American PLC	3.6%
Chevron Corp.	3.5%
Norsk Hydro ASA	3.4%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.4%
Exxon Mobil Corp.	6.8%
Wheaton Precious Metals Corp.	6.0%
Nutrien Ltd.	4.9%
Vale SA	4.8%
Corteva, Inc.	4.7%
Barrick Gold Corp.	3.6%
Anglo American PLC	3.6%
Chevron Corp.	3.5%
Norsk Hydro ASA	3.4%
(b)Excludes short-term securities.
C000005585 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Investor C Shares
Trading Symbol	MCGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$184	1.88%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned (4.22)%.
  For the same period, the MSCI All Country World Index returned 11.84% and the S&P Global Natural Resources Net Index returned (7.29)%.
What contributed to performance?
Positions in gold producers helped absolute returns, as the rising price of the metal supported stronger earnings for mining companies. Elevated geopolitical risk, inflation above central bank targets, weaker global growth, and high government debt levels spurred safe-haven demand for gold. Wheaton Precious Metals Corp. was the largest positive contributor to Fund returns in the annual period. Other gold mining companies, including Newmont Corp., Barrick Mining Corp., and AngloGold Ashanti PLC, were also among the top ten positive contributors.
Outside of gold stocks, the U.K.-based international packaging company DS Smith PLC and the Canadian steel producer Stelco Holdings, Inc. were the top contributors. The companies were taken over at a premium by International Paper Co. and Cleveland Cliffs, respectively.
What detracted from performance?
The diversified mining company Glencore PLC was a key detractor. The company was hurt by lower returns from its coal assets, which were adversely affected by pricing trends. The protectionist shift in U.S. trade policy was another headwind for the stock. The Fund’s position in BP PLC also detracted from returns, as did other Fund holdings in integrated energy and energy exploration and production companies. The broader energy sector came under pressure from weakness in oil prices brought about by higher supplies and the prospect of falling demand at a time of slowing global growth. The paper and packaging company International Paper further detracted, primarily as a result of its purchase of DS Smith.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(4.22)%	14.13%	2.79%
Investor C Shares (with sales charge)	(5.10)	14.13	2.79
MSCI All Country World Index	11.84	13.07	8.63
S&P Global Natural Resources Net Index	(7.29)	11.79	4.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 140,263,535
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,000,557
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$140,263,535
Number of Portfolio Holdings	45
Net Investment Advisory Fees	$1,000,557
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	39.0%
Oil, Gas & Consumable Fuels	29.7%
Chemicals	13.7%
Containers & Packaging	7.5%
Construction Materials	3.1%
Paper & Forest Products	3.1%
Food Products	0.8%
Energy Equipment & Services	0.8%
Short-Term Securities	3.1%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.4%
Exxon Mobil Corp.	6.8%
Wheaton Precious Metals Corp.	6.0%
Nutrien Ltd.	4.9%
Vale SA	4.8%
Corteva, Inc.	4.7%
Barrick Gold Corp.	3.6%
Anglo American PLC	3.6%
Chevron Corp.	3.5%
Norsk Hydro ASA	3.4%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.4%
Exxon Mobil Corp.	6.8%
Wheaton Precious Metals Corp.	6.0%
Nutrien Ltd.	4.9%
Vale SA	4.8%
Corteva, Inc.	4.7%
Barrick Gold Corp.	3.6%
Anglo American PLC	3.6%
Chevron Corp.	3.5%
Norsk Hydro ASA	3.4%
(b)Excludes short-term securities.